Concentration of Credit Risk - Schedule of Concentration Risk (Details)	12 Months Ended
	Sep. 30, 2024		Sep. 30, 2023		Sep. 30, 2022
Customer Concentration Risk [Member] | Customer A [Member] | Accounts Receivable [Member]
Schedule of Concentration Risk [Line Items]
Concentration Risk, Percentage	24.00%			[1]
Customer Concentration Risk [Member] | Customer B [Member] | Accounts Receivable [Member]
Schedule of Concentration Risk [Line Items]
Concentration Risk, Percentage		[1]	14.00%
Customer Concentration Risk [Member] | Customer C [Member] | Accounts Receivable [Member]
Schedule of Concentration Risk [Line Items]
Concentration Risk, Percentage		[1]	13.00%
Customer Concentration Risk [Member] | Customer D [Member] | Accounts Receivable [Member]
Schedule of Concentration Risk [Line Items]
Concentration Risk, Percentage		[1]	19.00%
Supplier Concentration Risk [Member] | Purchase [Member] | Supplier A [Member]
Schedule of Concentration Risk [Line Items]
Concentration Risk, Percentage	15.00%			[1]		[1]
Supplier Concentration Risk [Member] | Purchase [Member] | Supplier B [Member]
Schedule of Concentration Risk [Line Items]
Concentration Risk, Percentage	10.00%			[1]		[1]
Supplier Concentration Risk [Member] | Purchase [Member] | Supplier C [Member]
Schedule of Concentration Risk [Line Items]
Concentration Risk, Percentage		[1]	13.00%			[1]
Supplier Concentration Risk [Member] | Purchase [Member] | Supplier D [Member]
Schedule of Concentration Risk [Line Items]
Concentration Risk, Percentage		[1]	11.00%		11.00%
Supplier Concentration Risk [Member] | Purchase [Member] | Supplier E [Member]
Schedule of Concentration Risk [Line Items]
Concentration Risk, Percentage		[1]		[1]	16.00%
Supplier Concentration Risk [Member] | Advance to Suppliers [Member] | Supplier E [Member]
Schedule of Concentration Risk [Line Items]
Concentration Risk, Percentage	33.00%			[1]
Supplier Concentration Risk [Member] | Advance to Suppliers [Member] | Supplier F [Member]
Schedule of Concentration Risk [Line Items]
Concentration Risk, Percentage	18.00%		40.00%
Supplier Concentration Risk [Member] | Advance to Suppliers [Member] | Supplier G [Member]
Schedule of Concentration Risk [Line Items]
Concentration Risk, Percentage	15.00%		20.00%
Supplier Concentration Risk [Member] | Advance to Suppliers [Member] | Supplier H [Member]
Schedule of Concentration Risk [Line Items]
Concentration Risk, Percentage		[1]	10.00%

[1]	Represent percentage less than 10%